Credit facilities (Details 1) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Long term loans bank		$ 79,463	$ 47,861
Weizhong Bank [Member]
Line of Credit Facility [Line Items]
Long term loans bank maturities descriptions		July 2023 (renewal to February 2025)
Long term loans bank collateral guarantee descriptions	[1]	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Long term loans bank		$ 79,463	$ 47,861
Weizhong Bank [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Long term loans bank interest rate	[1]	6.10%
Weizhong Bank [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Long term loans bank interest rate	[1]	9.70%

[1]	Permanent difference mainly consisted of the meal and entertainment expenses which is partially non-deductible under PRC income tax law.